Note 22 - Non-current Allowances and Provisions - Liabilities (Details) - Provision for non-current liabilities [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Values at the beginning of the year	$ 36,089	$ 36,438
Translation differences	(1,571)	(5,261)
Additional provisions	19,904	14,397
Reclassifications	5,641	(2,406)
Used	(5,464)	(7,079)
Values at the end of the year	$ 54,599	$ 36,089